Capital Stock - Narrative (Details) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	May 13, 2024	Mar. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares issued (in shares)	288,700,000			253,400,000
Common shares exceeds price per share (in dollars per share)	$ 16.05
SEAC Sponsor Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares issued (in shares)			2,200,000
Exercise price (in dollars per share)			$ 0.0001
SEAC Sponsor Options | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares issued (in shares)			2,200,000
Class A Voting Share | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized common shares (in shares)	500,000,000	500,000,000		500,000,000
Common stock, shares issued (in shares)	83,700,000			83,600,000
Class B Non-Voting Shares | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized common shares (in shares)	500,000,000			500,000,000
Common stock, shares issued (in shares)	156,800,000			151,700,000